PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Depreciation expense	$ 68,388	$ 73,032	$ 86,501	$ 69,519